Convertible Debentures - Summary of Debt Component (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Convertible debentures		$ 7,283
Proceeds on issuance of Debenture			13,334
Transaction costs paid			(572)
Portion allocated to equity - conversion option and other features			(6,464)
Interest expense		648	1,222
Value of shares issued to settle interest payable	[1]		(588)
Exchange differences		81	351
Convertible debentures		8,012	7,283
Canadian Dollars [Member]
Statement Line Items [Line Items]
Convertible debentures		9,299
Proceeds on issuance of Debenture			17,910
Transaction costs paid			(768)
Portion allocated to equity - conversion option and other features			(8,683)
Interest expense		820	1,594
Value of shares issued to settle interest payable			(754)
Exchange differences
Convertible debentures		$ 10,119	$ 9,299

[1]	On December 31, 2020, the Company elected to pay the first interest payment on the Debentures (Note 9) in common shares valued at C$754 ($588).